Risk/Return Summary - Rational/ReSolve Adaptive Asset Allocation Fund	Jun. 26, 2020
Prospectus [Line Items]
Risk/Return [Heading]	Rational/ReSolve Adaptive Asset Allocation Fund
Supplement to Prospectus [Text Block]

Rational/ReSolve Adaptive Asset Allocation Fund

(the “Fund”)

Class A: RDMAX	Class C: RDMCX	Institutional: RDMIX

June 26, 2020

The information in this Supplement amends certain information contained in the Summary Prospectus and Prospectus for the Fund, each dated May 1, 2020.

The following sentence replaces the fifth sentence under the sections of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary—Rational/Resolve Adaptive Asset Allocation Fund—Principal Investment Strategies” and under the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks—Principal Investment Strategies—Rational/ReSolve Adaptive Asset Allocation Fund”:

“In addition, the Fund may also invest in volatility and real estate exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), and in futures contracts on volatility indices.”

The following sentence is no longer applicable to the Fund and is deleted in its entirety from the sections of the Fund’s Summary Prospectus and Prospectus entitled “Fund Summary—Rational/Resolve Adaptive Asset Allocation Fund—Principal Investment Strategies” and the section of the Fund’s Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks—Principal Investment Strategies—Rational/ReSolve Adaptive Asset Allocation Fund”:

“The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.”

In addition, “Non-Diversification Risk” is no longer a principal risk of the Fund and all references to “Non-Diversification Risk” as a risk of the Fund in the Summary Prospectus and Prospectus are deleted in their entirety.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated May 1, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1- 800-253-0412 or by writing to the Fund at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.